Operating and Capital Leases (Tables)	12 Months Ended
Dec. 31, 2014
Operating and Capital Leases [Abstract]
Schedule of Future Minimum Operating Lease Payments	Future minimum operating lease payments are as follows as of December 31, 2014:
2015	$377
2016	375
2017	157
Total	$909